DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. High Relative Profitability Portfolio
U.S. Small Cap Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
DFA Real Estate Securities Portfolio

SUPPLEMENT TO THE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Summary Prospectuses, Statutory Prospectus, and Statement of Additional Information (“SAI”) dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc., is to notify shareholders of the following changes. The supplement to the Summary Prospectuses replaces all prior supplements to the current Summary Prospectuses of the Portfolios.

I.
Effective July 16, 2026 for U.S. Small Cap Portfolio and U.S. Targeted Value Portfolio:

a)
The following is added to the end of the “Investment Objective” section of each Portfolio's Summary and Statutory Prospectus:

The Portfolio has a secondary investment objective of minimizing federal income taxes on returns.

b)
The following is added to the end of the first paragraph in the “Principal Investment Strategies” section of each Portfolio's Summary and Statutory Prospectus:

The Advisor’s tax management strategies for the Portfolio are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

c)
The following is added to the “Principal Risks” section of each Portfolio's Summary and Statutory Prospectus:

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.
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II.
Effective as of the date noted below, the ticker symbols of the ETF Class of the Portfolios are updated as follows:

Portfolio	Ticker	Effective Date
U.S. Small Cap Value Portfolio-ETF Class Shares	DFSV	9/28/26
U.S. Core Equity 1 Portfolio-ETF Class Shares	DCOR	9/28/26
U.S. Vector Equity Portfolio-ETF Class Shares	DXUV	9/28/26
U.S. High Relative Profitability Portfolio-ETF Class Shares	DUHP	9/28/26

DFA Real Estate Securities Portfolio-ETF Class Shares	DFAR	9/28/26
U.S. Small Cap Portfolio-ETF Class Shares	DFAS	10/5/26
U.S. Targeted Value Portfolio-ETF Class Shares	DFAT	10/5/26
U.S. Core Equity 2 Portfolio-ETF Class Shares	DFAC	10/5/26

III.
Effective September 28, 2026 (October 5, 2026, with respect to the U.S. Small Cap Portfolio, U.S. Targeted Value Portfolio and U.S. Core Equity 2 Portfolio), the legend on the cover page of the Summary Prospectus for the Institutional Class shares of the Portfolios is deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Institutional Class shares Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Institutional Class shares Prospectus and other information about the Portfolio, including the Statement of Additional Information (SAI) and most recent reports to shareholders, when available, online at https://www.dimensional.com/us-en/document-center. You can also get this information at no cost by calling collect to (512) 306-7400 or by sending an e-mail request to document_requests@dimensional.com. The Portfolio’s Institutional Class shares Prospectus and SAI, both dated February 28, 2026, as may be supplemented, are incorporated by reference into this Summary Prospectus. In addition to the Institutional Class shares, which are mutual fund shares, the Portfolio also offers ETF Class shares in a separate summary prospectus. The ETF Class shares are listed on a national securities exchange and, unlike mutual fund shares, are not individually redeemable.

IV.
Effective September 23, 2026, the Creation Unit size of the ETF Class shares of each of the U.S. Small Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. High Relative Profitability Portfolio, and DFA Real Estate Securities Portfolio are changed as follows:

Portfolio	Current Creation Unit Size	New Creation Unit Size
U.S. Small Cap Value Portfolio	25,000 Shares	50,000 Shares
U.S. Targeted Value Portfolio	25,000 Shares	50,000 Shares
U.S. Core Equity 2 Portfolio	25,000 Shares	100,000 Shares
U.S. Small Cap Portfolio	25,000 Shares	30,000 Shares
U.S. High Relative Profitability Portfolio	25,000 Shares	50,000 Shares
DFA Real Estate Securities Portfolio	25,000 Shares	50,000 Shares

Accordingly, the following changes to the Summary Prospectuses, Statutory Prospectuses and SAIs of the ETF Class shares of such Portfolios are effective September 23, 2026:

a)
The following information replaces the first paragraph under the “U.S. Small Cap Value Portfolio - Purchase and Sale of Shares” section of the Summary and Statutory Prospectus:

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

b)
The following information replaces the first paragraph under the “U.S. Targeted Value Portfolio - Purchase and Sale of Shares” section of the Summary and Statutory Prospectus:

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

c)
The following information replaces the first paragraph under the “U.S. Core Equity 2 Portfolio - Purchase and Sale of Shares” section of the Summary and Statutory Prospectus:

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 100,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

d)
The following information replaces the first paragraph under the “U.S. Small Cap Portfolio - Purchase and Sale of Shares” section of the Summary and Statutory Prospectus:

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 30,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

e)
The following information replaces the first paragraph under the “U.S. High Relative Profitability Portfolio - Purchase and Sale of Shares” section of the Summary and Statutory Prospectus:

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

f)
The following information replaces the first paragraph under the “DFA Real Estate Securities Portfolio - Purchase and Sale of Shares” section of the Summary and Statutory Prospectus:

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order.

g)
The following information replaces the corresponding disclosure under the “Creations and Redemptions” section of the Statutory Prospectus:

Portfolio	Creation Unit
U.S. Small Cap Value Portfolio	50,000 Shares
U.S. Targeted Value Portfolio	50,000 Shares
U.S. Core Equity 2 Portfolio	100,000 Shares
U.S. Small Cap Portfolio	30,000 Shares
U.S. High Relative Profitability Portfolio	50,000 Shares
DFA Real Estate Securities Portfolio	50,000 Shares

h)
The following information replaces the corresponding disclosure under the “GENERAL INFORMATION” section of the SAI:

Portfolio	Creation Unit
U.S. Small Cap Value Portfolio	50,000 Shares
U.S. Targeted Value Portfolio	50,000 Shares
U.S. Core Equity 2 Portfolio	100,000 Shares
U.S. Small Cap Portfolio	30,000 Shares
U.S. High Relative Profitability Portfolio	50,000 Shares
DFA Real Estate Securities Portfolio	50,000 Shares

V.
Effective November 1, 2026, the management fees of the Portfolios are reduced as follows:

Portfolio	Current Management Fee	Management Fee as of 11/1/26
U.S. High Relative Profitability Portfolio	0.19%	0.16%
U.S. Small Cap Portfolio	0.25%	0.24%
U.S. Targeted Value Portfolio	0.27%	0.25%
U.S. Small Cap Value Portfolio	0.28%	0.26%

VI.
Effective November 1, 2026, the expense limitation amounts of each class of the Portfolios are reduced as follows:

Portfolio	Current Expense Limitation Amount	Expense Limitation Amount as of 11/1/26
U.S. Core Equity 1 Portfolio	Institutional Class – 0.23% ETF Class – 0.15%	Institutional Class – 0.14% ETF Class – 0.14%
U.S. Core Equity 2 Portfolio	Institutional Class – 0.18% ETF Class – 0.18%	Institutional Class – 0.17% ETF Class – 0.17%
U.S. Vector Equity Portfolio	Institutional Class – 0.36% ETF Class – 0.24%	Institutional Class – 0.22% ETF Class – 0.22%
U.S. High Relative Profitability Portfolio	Institutional Class – 0.22% ETF Class – 0.22%	Institutional Class – 0.17% ETF Class – 0.17%
U.S. Small Cap Portfolio	Institutional Class – 0.27% ETF Class – 0.27%	Institutional Class – 0.25% ETF Class – 0.25%
U.S. Targeted Value Portfolio	Institutional Class – 0.29% ETF Class – 0.29%	Institutional Class – 0.26% ETF Class – 0.26%
U.S Small Cap Value Portfolio	Institutional Class – None ETF Class – 0.31%	Institutional Class – 0.27% ETF Class – 0.27%

The date of this Supplement is September 25, 2026